Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 12,202	$ 13,724
Short-term deposits	60,924	45,876
Restricted deposits	3,777	3,255
Prepaid expenses and other receivables	1,395	1,374
Total current assets	78,298	64,229
LONG-TERM ASSETS:
Long-term prepaid expenses	479	432
Property and equipment, net	19,661	13,934
Operating lease right-of-use assets	7,214	7,609
Total long-term assets	27,354	21,975
Total assets	105,652	86,204
CURRENT LIABILITIES:
Trade payables	3,868	3,531
Other payables and accrued expenses	5,508	4,133
Current maturities of operating lease liabilities	1,131	1,011
Total current liabilities	10,507	8,675
LONG-TERM LIABILITIES:
Long-term loan	6,352	5,561
Warrants liability	5,354	3,338
Operating lease liabilities	6,243	5,964
Deferred tax liability	97
Total long-term liabilities	18,046	14,863
Total liabilities	28,553	23,538
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value per share – Authorized: 362,116,800 shares as of December 31, 2024 and 2025; Issued and outstanding: 70,380,570 and 88,009,737 shares as of December 31, 2024 and 2025, respectively
Additional paid-in capital	267,235	210,175
Accumulated deficit	(190,136)	(147,509)
Total shareholders’ equity	77,099	62,666
Total liabilities and shareholders’ equity	$ 105,652	$ 86,204